Reportable Segments (Notes)	12 Months Ended
Dec. 31, 2016
Reportable Segments [Abstract]
REPORTABLE SEGMENTS
REPORTABLE SEGMENTS:
Our financial statements currently reflect the following reportable segments, which conduct their business in the United States, as follows:
•intrastate transportation and storage;
•interstate transportation and storage;
•midstream;
•NGL and refined products transportation and services;
•crude oil transportation and services; and
•all other.
The Partnership previously presented its retail marketing business as a separate reportable segment. Due to the transfer of the general partner interest of Sunoco LP from ETP to ETE in 2015 and completion of the dropdown of remaining Retail Marketing interests from ETP to Sunoco LP in March 2016, all of the Partnership’s retail marketing business has been deconsolidated. The only remaining retail marketing assets are the limited partner units of Sunoco LP. As of December 31, 2016, the Partnership’s interest in Sunoco LP common units consisted of 43.5 million units, representing 44.3% of Sunoco LP’s total outstanding common units. This equity method investment in Sunoco LP has now been aggregated into the all other segment. Consequently, the retail marketing business that was previously consolidated has also been aggregated in the all other segment for all periods presented.
Intersegment and intrasegment transactions are generally based on transactions made at market-related rates. Consolidated revenues and expenses reflect the elimination of all material intercompany transactions.
Revenues from our intrastate transportation and storage segment are primarily reflected in natural gas sales and gathering, transportation and other fees. Revenues from our interstate transportation and storage segment are primarily reflected in gathering, transportation and other fees. Revenues from our midstream segment are primarily reflected in natural gas sales, NGL sales and gathering, transportation and other fees. Revenues from our NGL and refined products transportation and services segment are primarily reflected in NGL sales and gathering, transportation, terminalling and other fees. Revenues from our crude oil transportation and services segment are primarily reflected in crude sales. Revenues from our all other segment are primarily reflected in refined product sales.
We report Segment Adjusted EBITDA as a measure of segment performance. We define Segment Adjusted EBITDA as earnings before interest, taxes, depreciation, depletion, amortization and other non-cash items, such as non-cash compensation expense, gains and losses on disposals of assets, the allowance for equity funds used during construction, unrealized gains and losses on commodity risk management activities, non-cash impairment charges, losses on extinguishments of debt and other non-operating income or expense items. Unrealized gains and losses on commodity risk management activities include unrealized gains and losses on commodity derivatives and inventory fair value adjustments (excluding lower of cost or market adjustments). Segment Adjusted EBITDA reflects amounts for unconsolidated affiliates based on the Partnership’s proportionate ownership.
The following tables present financial information by segment:

	Years Ended December 31,
	2016	2015	2014
Revenues:
Intrastate transportation and storage:
Revenues from external customers	$2,155	$1,912	$2,645
Intersegment revenues	458	338	212
	2,613	2,250	2,857
Interstate transportation and storage:
Revenues from external customers	946	1,008	1,057
Intersegment revenues	23	17	15
	969	1,025	1,072
Midstream:
Revenues from external customers	2,342	2,607	4,770
Intersegment revenues	2,837	2,449	2,053
	5,179	5,056	6,823
NGL and refined products transportation and services:
Revenues from external customers	5,973	4,569	4,746
Intersegment revenues	562	549	379
	6,535	5,118	5,125
Crude oil transportation and services:
Revenues from external customers	7,539	8,980	16,904
Intersegment revenues	357	287	278
	7,896	9,267	17,182
All other:
Revenues from external customers	2,872	15,216	25,353
Intersegment revenues	400	558	465
	3,272	15,774	25,818
Eliminations	(4,637)	(4,198)	(3,402)
Total revenues	$21,827	$34,292	$55,475

	Years Ended December 31,
	2016	2015	2014
Cost of products sold:
Intrastate transportation and storage	$1,897	$1,554	$2,169
Midstream	3,381	3,264	4,893
NGL and refined products transportation and services	4,591	3,458	3,855
Crude oil transportation and services	6,740	8,446	16,446
All other	2,942	14,029	24,129
Eliminations	(4,157)	(3,722)	(3,078)
Total cost of products sold	$15,394	$27,029	$48,414

	Years Ended December 31,
	2016	2015	2014
Depreciation, depletion and amortization:
Intrastate transportation and storage	$144	$129	$125
Interstate transportation and storage	207	210	203
Midstream	840	720	568
NGL and refined products transportation and services	355	290	218
Crude oil transportation and services	251	218	192
All other	189	362	363
Total depreciation, depletion and amortization	$1,986	$1,929	$1,669

	Years Ended December 31,
	2016	2015	2014
Equity in earnings (losses) of unconsolidated affiliates:
Intrastate transportation and storage	$35	$32	$27
Interstate transportation and storage	193	197	196
Midstream	19	(19)	10
NGL and refined products transportation and services	41	29	20
Crude oil transportation and services	(4)	(9)	—
All other	(225)	239	79
Total equity in earnings of unconsolidated affiliates	$59	$469	$332

	Years Ended December 31,
	2016	2015	2014
Segment Adjusted EBITDA:
Intrastate transportation and storage	$613	$543	$559
Interstate transportation and storage	1,117	1,155	1,212
Midstream	1,133	1,237	1,318
NGL and refined products transportation and services	1,483	1,225	891
Crude oil transportation and services	719	671	671
All other	540	883	1,059
Total Segment Adjusted EBITDA	5,605	5,714	5,710
Depreciation, depletion and amortization	(1,986)	(1,929)	(1,669)
Interest expense, net	(1,317)	(1,291)	(1,165)
Gains on acquisitions	83	—	—
Gain on sale of AmeriGas common units	—	—	177
Impairment losses	(813)	(339)	(370)
Losses on interest rate derivatives	(12)	(18)	(157)
Non-cash unit-based compensation expense	(80)	(79)	(68)
Unrealized gains (losses) on commodity risk management activities	(131)	(65)	112
Inventory valuation adjustments	170	(104)	(473)
Losses on extinguishments of debt	—	(43)	(25)
Adjusted EBITDA related to discontinued operations	—	—	(27)
Adjusted EBITDA related to unconsolidated affiliates	(946)	(937)	(748)
Equity in earnings from unconsolidated affiliates	59	469	332
Impairment of investment in an unconsolidated affiliate	(308)	—	—
Other, net	114	20	(36)
Income from continuing operations before income tax expense (benefit)	$438	$1,398	$1,593

	December 31,
	2016	2015	2014
Assets:
Intrastate transportation and storage	$5,164	$4,882	$4,983
Interstate transportation and storage	10,833	11,345	10,779
Midstream	17,873	17,039	15,534
NGL and refined products transportation and services	14,128	11,613	9,387
Crude oil transportation and services	15,941	10,941	8,645
All other	6,252	9,353	13,190
Total assets	$70,191	$65,173	$62,518

	Years Ended December 31,
	2016	2015	2014
Additions to property, plant and equipment excluding acquisitions, net of contributions in aid of construction costs (accrual basis):
Intrastate transportation and storage	$76	$105	$169
Interstate transportation and storage	280	860	411
Midstream	1,255	2,172	1,298
NGL and refined products transportation and services	2,198	2,710	2,044
Crude oil transportation and services	2,014	2,084	928
All other	160	729	611
Total additions to property, plant and equipment excluding acquisitions, net of contributions in aid of construction costs (accrual basis)	$5,983	$8,660	$5,461

	December 31,
	2016	2015	2014
Advances to and investments in unconsolidated affiliates:
Intrastate transportation and storage	$387	$406	$423
Interstate transportation and storage	2,149	2,516	2,649
Midstream	111	117	138
NGL and refined products transportation and services	235	258	240
Crude oil transportation and services	18	21	17
All other	1,380	1,685	293
Total advances to and investments in unconsolidated affiliates	$4,280	$5,003	$3,760